Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020 CAD ($) shares	Jan. 31, 2020 CAD ($) shares	Apr. 30, 2019 CAD ($) shares	Apr. 30, 2020 CAD ($) shares	Apr. 30, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 39,230	$ 38,580		$ 38,580
Balance at end of year	$ 40,253	$ 39,230	$ 37,213	$ 40,253	$ 37,213
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	444,981,533	445,341,675	443,802,263	445,341,675	442,826,380
Equity-settled share-based compensation plans | shares	71,409	474,948	172,074	546,357	299,864
Shareholder investment plan, Number of shares | shares	454,791	334,004	423,837	788,795	948,020
Employee share purchase plan, Number of shares | shares	376,684	324,279	280,232	700,963	579,878
Number of shares issued, Number of shares | shares	445,884,417	446,474,906	444,678,406	447,377,790	444,654,142
Purchase of common shares for cancellation, Number of shares | shares	(710,800)	(1,497,800)		(2,208,600)
Treasury shares, Number of shares | shares	(40,261)	4,427	(28,098)	(35,834)	(3,834)
Ending balance, Number of shares | shares	445,133,356	444,981,533	444,650,308	445,133,356	444,650,308
Balance at beginning of year	$ 13,669	$ 13,591	$ 13,350	$ 13,591	$ 13,243
Equity-settled share-based compensation plans	8	51	18	59	32
Shareholder investment plan, Amount	36	36	47	72	104
Employee share purchase plan, Amount	34	36	31	70	64
Number of shares issued, Amount	13,747	13,714	13,446	13,792	13,443
Purchase of common shares for cancellation, Amount	(22)	(46)		(68)
Treasury shares, Amount	(3)	1	(3)	(2)
Balance at end of year	$ 13,722	$ 13,669	$ 13,443	$ 13,722	$ 13,443